Financial Assets and Financial Liabilities - Summary of Transferred Financial Assets Derecognized Entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of underlying assets		₩ 5,308,437	₩ 5,072,580
Fair value of underlying assets		5,285,260	5,046,189
Carrying amount of senior debentures		2,930,380	2,865,462
Fair value of senior debentures		2,900,651	2,817,045
Carring Amount of transferred assets		21,637,746	13,456,317
Carrying amount of related liabilities		₩ 9,400,196	₩ 9,287,665
KB Kookmin Card 8th Securitization Co., Ltd. 1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities			The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]		₩ 472,066
Fair value of underlying assets	[1]		469,890
Carrying amount of senior debentures	[1]		99,987
Fair value of senior debentures	[1]		₩ 99,614
KB Kookmin Card 9th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 498,031	₩ 524,464
Fair value of underlying assets	[1]	495,938	521,961
Carrying amount of senior debentures	[1]	249,898	249,894
Fair value of senior debentures	[1]	₩ 247,071	₩ 240,491
KB Kookmin Card 10th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 832,813	₩ 882,641
Fair value of underlying assets	[1]	829,069	878,117
Carrying amount of senior debentures	[1]	286,754	586,517
Fair value of senior debentures	[1]	₩ 286,743	₩ 579,432
KB Kookmin Card 11th Securitization CoLtd1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 636,665	₩ 677,194
Fair value of underlying assets	[1]	633,826	673,664
Carrying amount of senior debentures	[1]	399,976	399,932
Fair value of senior debentures	[1]	₩ 397,641	₩ 390,463
KB Kookmin Card 12th Securitization CoLtd1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 1,124,943	₩ 1,196,421
Fair value of underlying assets	[1]	1,119,857	1,190,160
Carrying amount of senior debentures	[1]	716,236	732,558
Fair value of senior debentures	[1]	₩ 713,045	₩ 719,230
KB Kookmin Card 13th Securitization Co., Ltd.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 875,541	₩ 935,938
Fair value of underlying assets	[1]	871,600	931,006
Carrying amount of senior debentures	[1]	573,473	586,980
Fair value of senior debentures	[1]	₩ 568,123	₩ 570,700
KB Kookmin Card 14th Securitization CoLtd1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 1,170,261
Fair value of underlying assets	[1]	1,165,362
Carrying amount of senior debentures	[1]	571,787
Fair value of senior debentures	[1]	₩ 552,528
KB Auto Fifth Asset Securitization Specialty Co., Ltd.2
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.
Carrying amount of underlying assets	[2]	₩ 170,183	₩ 383,856
Fair value of underlying assets	[2]	169,608	381,391
Carrying amount of senior debentures	[2]	132,256	209,594
Fair value of senior debentures	[2]	135,500	217,115
Bonds sold under repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		9,678,686	9,520,281
Carrying amount of related liabilities		9,400,196	9,287,665
Government and public bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		11,958,428	3,854,697
Stock
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		632	6,046
Others
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		₩ 0	₩ 75,293

[1]	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
[2]	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.